Post-Employment and Other Non-current Employee Benefits - Summary of Changes in Balance of Trust Assets (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Trust Assets [line items]
Foreign exchange gain	$ 9	$ (3)	$ (43)
Trust Assets | Pension and Retirement Plans
Disclosure Of Trust Assets [line items]
Initial balance	1,201	1,122	1,031
Actual return on trust assets	33	75	81
Foreign exchange gain	0	4	2
Life annuities	0	0	8
Balance at end of year	1,234	1,201	1,122
Trust Assets | Seniority premiums
Disclosure Of Trust Assets [line items]
Initial balance	137	127	111
Actual return on trust assets	(4)	10	16
Balance at end of year	$ 133	$ 137	$ 127